Income Taxes (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Southland Holdings Llc [Member]
Effective tax rate			20.90%	26.10%	7.00%
Net operating loss carryforwards			$ 87,000	$ 84,300
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Returns and Allowances			5,800
Uncertain tax position			2,700
Income tax expense			$ 10,945	$ 9,406	$ 2,278
Southland Holding Llc [Member]
Income tax expense	$ 3,100	$ 200